Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended		12 Months Ended		48 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Oct. 31, 2024	Sep. 30, 2029	Oct. 31, 2028
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					42
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			28
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					66	67
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			77	81
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			99
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					72
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.70%	6.60%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.10%
Canada GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.50%
U.S. GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.30%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					3.20%	5.00%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				1.60%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(30.00%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					4.20%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			1.70%